Allowance for Probable Loan Losses (Portfolio Credit Quality By Loan Class) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Loan portfolio by credit quality indicator
Portfolio, total	$ 6,894,946	$ 6,561,289
Number of additional relationships reclassified from Pass to Watch List - Substandard | item	2
Pass
Loan portfolio by credit quality indicator
Portfolio, total	$ 6,538,085	6,126,933
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	33,553	64,135
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	62,315	92,976
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	248,318	253,345
Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	12,675	23,900
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,292,660	1,128,969
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,228,110	998,625
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	569	441
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	39	44,544
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	62,007	76,180
Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,935	9,179
Commercial Real Estate:Other Construction and Land Development
Loan portfolio by credit quality indicator
Portfolio, total	2,185,883	1,886,231
Commercial Real Estate:Other Construction and Land Development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	2,090,370	1,817,098
Commercial Real Estate:Other Construction and Land Development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	18,721	1,648
Commercial Real Estate:Other Construction and Land Development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	41,949	9,055
Commercial Real Estate:Other Construction and Land Development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	33,905	56,338
Commercial Real Estate:Other Construction and Land Development | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	938	2,092
Commercial Real Estate: Farmland and Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,896,747	1,949,898
Commercial Real Estate: Farmland and Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,710,446	1,726,711
Commercial Real Estate: Farmland and Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	13,184	62,046
Commercial Real Estate: Farmland and Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	20,183	38,373
Commercial Real Estate: Farmland and Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	151,726	119,259
Commercial Real Estate: Farmland and Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,208	3,509
Commercial Real Estate: Multifamily
Loan portfolio by credit quality indicator
Portfolio, total	190,430	226,257
Commercial Real Estate: Multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	190,265	224,823
Commercial Real Estate: Multifamily | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		927
Commercial Real Estate: Multifamily | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	165	507
Residential First Lien
Loan portfolio by credit quality indicator
Portfolio, total	433,901	445,800
Residential First Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	426,546	438,773
Residential First Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	253
Residential First Lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	144	142
Residential First Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	680	641
Residential First Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	6,278	6,244
Residential Junior Lien
Loan portfolio by credit quality indicator
Portfolio, total	706,476	727,301
Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	704,958	725,538
Residential Junior Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	826
Residential Junior Lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		862
Residential Junior Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	692	901
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	47,800	46,316
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	46,605	45,141
Consumer | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,195	1,175
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	141,049	150,517
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	140,785	150,224
Foreign | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 264	$ 293